Financial Instruments - Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption (Detail) - CAD ($) $ in Millions		Jan. 31, 2025	Oct. 31, 2024
Assets:
Cash and deposits with financial institutions	[1]	$ 70,198	$ 63,860
Trading assets		136,708	129,727
Securities purchased under resale agreements and securities borrowed		195,258	200,543
Derivative financial instruments		48,035	44,379
Customers' liability under acceptances		207	148
Liabilities:
Deposits	[2]	966,049	943,849
Financial instruments designated at fair value through profit or loss		39,594	36,341
Acceptances		210	149
Obligations related to securities sold short		34,855	35,042
Derivative financial instruments		59,847	51,260
Obligations related to securities sold under repurchase agreements and securities lent		182,259	190,449
Subordinated debentures		8,042	7,833
Gross carrying amount [member]
Assets:
Cash and deposits with financial institutions		70,198	63,860
Trading assets		136,708	129,727
Securities purchased under resale agreements and securities borrowed		195,258	200,543
Derivative financial instruments		48,035	44,379
Investment securities – FVOCI and FVTPL		124,525	123,420
Investment securities – amortized cost		28,494	29,412
Loans		766,305	760,829
Customers' liability under acceptances		207	148
Other financial assets		27,460	22,467
Liabilities:
Deposits		966,049	943,849
Financial instruments designated at fair value through profit or loss		39,594	36,341
Acceptances		210	149
Obligations related to securities sold short		34,855	35,042
Derivative financial instruments		59,847	51,260
Obligations related to securities sold under repurchase agreements and securities lent		182,259	190,449
Subordinated debentures		8,042	7,833
Other financial liabilities		52,537	53,387
At fair value [member]
Assets:
Cash and deposits with financial institutions		70,198	63,860
Trading assets		136,708	129,727
Securities purchased under resale agreements and securities borrowed		195,258	200,543
Derivative financial instruments		48,035	44,379
Investment securities – FVOCI and FVTPL		124,525	123,420
Investment securities – amortized cost		27,653	28,422
Loans		764,977	757,825
Customers' liability under acceptances		207	148
Other financial assets		27,460	22,467
Liabilities:
Deposits		964,081	941,290
Financial instruments designated at fair value through profit or loss		39,594	36,341
Acceptances		210	149
Obligations related to securities sold short		34,855	35,042
Derivative financial instruments		59,847	51,260
Obligations related to securities sold under repurchase agreements and securities lent		182,259	190,449
Subordinated debentures		8,022	7,814
Other financial liabilities		$ 52,102	$ 53,342

[1]	Net of allowances of $3 (October 31, 2024 – $3).
[2]	Deposits denominated in U.S. dollars amount to $309,983 (October 31, 2024 – $295,316), deposits denominated in Chilean pesos amount to $20,198 (October 31, 2024 – $19,271), deposits denominated in Mexican pesos amount to $34,709 (October 31, 2024 – $34,416) and deposits denominated in other foreign currencies amount to $115,267 (October 31, 2024 – $109,683).